Exhibit 99.3 Schedule 3

Loan Level Exceptions
Run Date - 4/xx/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
N4FIQIDFCCR	xx			xx		3	1	3	1	1	1	1	1			*** (CURED) Missing credit report - EV R COMMENT: The loan file is missing the credit report for the borrowers. The LP p.1910 shows the credit report ID xx.
DSBUX1IV1HL	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing the credit report. The LP p.3281 shows the credit report reference # is xx.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The loan file is missing the 10-day VOE for B1 from xx.
MD01UF24VOZ	xx			xx		3	1	3	1	1	1	1	1			*** (CURED) Missing credit report - EV R COMMENT: The credit report for both borrowers is missing from the loan file.
KKZT4WJ0SCD	xx	xx	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: The UCDP score is 5 p.159. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within 10%.
T4CFW4G0KWE	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The UCDP score was 3.6 (P 80).  Appraised value $xx (P 89) and purchase price $xx.  The file did not contain a secondary valuation supporting value.

*** (CURED) Loan has escrow holdback. No proof it was released - EV R
COMMENT:   Per the CD (P 735), $2,762.50 was in Escrow holdback.  The file contained the terms of the holdback (P 941), but did not contain proof of completion of repairs.

*** (CURED) Purchase Contract - EV R
																COMMENT: The file is missing the full Purchase Contract. The file contains the CounterOfffer (P 386), but does not contain the full contract.
QDLW4PBVVOQ	xx	xx	3	1	1	3	1	1	1	1	*** (CURED) Appraisal is stale dated without recertification in file - EV R
																COMMENT: The appraisal (P 54), dated 6/xx/2023, with value of $xx, was stale dated at time of close, 1/xx/2024. The file does contain an appraisal update/completion report (P 1306), but it only confirms the remaining work was performed, since the original appraisal was "subject to completion". An updated recertification of value was not found in the file.
20MKER54YIA	xx	xx	3	2	1	1	3	1	1	2	*** (OPEN) TRID - 10% tolerance violation - EV 2
COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (1/xx/2024). The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $33.60 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) QM Points and Fees - EV R
																COMMENT: This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $xx or more, and the transaction's total points and fees is $10,396.79, which exceeds 3 percent of the total loan amount of $303,161.23. The following fees were included in the calculation: Application Fee ($494.79), Points ($9,828.00) and Tax Service Fee ($74.00). If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.
F3BPEYHQNAY	xx			xx		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Third party valuation within 10% tolerance is missing from the loan file.
HBC3ENVG0TV	xx	xx	3	2	1	3	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, 11/xx/2023. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The UCDP score is 3.4 p.144. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within 10%.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
ZWFIA5G5YHF	xx			xx		1	1	1	1	1	1	1	1
3DL3UZCFSMJ	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
																COMMENT: The WVOE p.425 for the current employer listed on the 1003 p.5, xx says B1 start date is 12/xx/23 and the contract will end 2/xx/24; therefore, this income was not used at audit. The final 1003 lists xx as the prior employer. The WVOE for xx p.423 current as of 11/xx/23 and the 10-day VOE for xx p.426 each indicate B1 is still employed as of 12/xx/23. A 24-month average of the YTD and 2022 income from xx was used at audit. The decrease in monthly income for B1 from$ 7,077.33 to $1,516.52 increased the DTI from 45.24% to 72.075% which exceeds 45.24% and requires a new DU to be run.
KN1HOX1XYD3	xx			xx		1	1	1	1	1	1	1	1
N14NSEX4VDH	xx			xx		1	1	1	1	1	1	1	1
1Q1TKXXLIW2	xx			xx		1	1	1	1	1	1	1	1
GS40LWPILMC	xx			xx		1	1	1	1	1	1	1	1
22DEABMLRC4	xx			xx		1	1	1	1	1	1	1	1
1N4F3XJVWKA	xx			xx		1	1	1	1	1	1	1	3
CVHT4UF1EV0	xx			xx		1	1	1	1	1	1	1	1
ZUZL2FXYPSW	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The loan file is missing the 120-day self-employment VOE for xx per LP p.135. The file contains a 3rd party business verification p.599; however, it does not reflect the date the verification was pulled.
GEOQ4GCTNOI	xx			xx		1	1	1	1	1	1	1	1
SEYC35R0CRK	xx			xx		1	1	1	1	1	1	1	1
3DPKC1IXXDS	xx	xx	3	1	3	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The lock confirmation is missing. Auditor is unable to determine the Date Rate was set. The lock date is necessary for applicable tests

*** (CURED) TRID - Zero tolerance violation  - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to discount points on the CD issued 11/xx/2023 was not accepted because a valid reason was not provided. A cost to cure in the amount of $596.25 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
S5M0OR5VOE1	xx	xx	3	1	1	1	3	1	1	1	*** (CURED) TRID - 10% tolerance violation - EV R
																COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Title Courier / Overnight / Electronic Delivery Fee (12/xx/2023) The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $28.65 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
1AHUBUEFPAJ	xx			xx		1	1	1	1	1	1	1	1
H4OXBRI5VAA	xx			xx		1	1	1	1	1	1	1	1
ALISH2YBMTY	xx	xx	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: The UCDP score is 4.7 p.151. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within 10%.
0S5VVL3PKXS	xx			xx		1	1	1	1	1	1	1	1
QVOKU0YF1FX	xx	xx	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: The UCDP score is 3.3 p.185. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within 10%.
2A4GR54Z4OE	xx			xx		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: UCDP score 3.5 for DU and 4.5 for LP on appraised value of $xx. The file did not contain a secondary valuation.
CR5MHM2ISXI	xx			xx		1	1	1	1	1	1	1	1
EOH5SRX1UGO	xx	xx	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The CU score was 2.8 for appraised value of $xx.  The file did not contain a secondary valuation supporting the value.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Appraisal Rush Fee on disclosure 12/xx/2023 was not accepted. Although the change appears to be valid, because a date was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $90.00 is required. The defect can be cured by reimbursing the consumer or by providing the date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
PPLQN1S5EK0	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
																COMMENT: The DTI exceeded the tolerance of 3%. The origination DTI is 39% (pg 116). The rental on xx (-679.42) was excluded from the DTI. Audit DTI is 44.524%.
ZSIYOUFUNKB	xx	xx	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The UCDP score is 3.3 p.190. The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within 10%.

*** (CURED) Evidence of Appraisal delivery - EV R
COMMENT:   The file did not contain evidence that showed a copy of the appraisal was provided to the consumer promptly upon completion or at least 3-business days prior to the consummation date, 12/xx/2023.  If the consumer waived rights, a copy still needs to be provided prior to or at consummation.  The violation can be resolved by providing evidence that shows the consumer received the report timely. (12 CFR  1002.14(a)(1))

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
																COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided timely (3 bus days prior to consummation) to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
HLO10CH2IR4	xx			xx		1	1	1	1	1	1	1	1
3QGGQOAXFTW	xx			xx		1	1	1	1	1	1	1	1
04DGNR50GFP	xx	xx	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Survey fee was disclosed in Section C of the CD issued on 1/xx/2024. However, the fee should have been disclosed under Section B because a provider for the service was not listed on the SPL.

*** (OPEN) TRID - 10% tolerance violation - EV 2
															COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the title insurance on the CD issued 1/xx/24 and the addition of the title electronic document on the CD issued 1/xx/24 were not accepted because a valid reason for each change was not provided. The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $1106 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
HU4ESQ1EPAU	xx			xx		1	1	1	1	1	1	1	1
JPEJ1EEJQDG	xx	xx	3	1	3	3	3	1	1	1	*** (CURED) Missing flood cert - EV R
COMMENT:   The flood certification is missing.

*** (CURED) MI, FHA or MIC missing and required - EV R
COMMENT:   The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.

*** (CURED) Missing Seller CD - EV R
COMMENT:   The seller CD is missing. The violation can be resolved by providing the missing disclosure.

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)) The loan amount is $xx or more, and the transaction's total points and fees is $13,473.00, which exceeds 3 percent of the total loan amount of $xx The following fees were included in the calculation: Application Fee $1014, Broker Fee $7371, and Loan discount fee $5088.10. The transaction is above allowable threshold by $1327.66. If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation product to support the appraised value within 10% tolerance. The CU score is 2.8.

*** (CURED) Post-closing AVM does not support value at origination - EV R
																COMMENT: The post close AVM value $xx does not support the origination value. The variance is 12.954%.
HLC131LVE50	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) MI, FHA or MIC missing and required - EV R
COMMENT:   The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The Borrower was qualified on $10,374 in base employment income, $4,557 in pension income and $5,351 in VA benefits.  Documentation for $5,351 in VA benefits was not in the file.

*** (CURED) Missing income documentation (ATR) - EV R
																COMMENT: The ATR for documented third party income source was not met. Documentation for $5,351 in VA benefits was not in the file.
ZW4HM5SIV5K	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing documentation to support REO xx rental income of $1,829 per month.

*** (CURED) Missing flood cert - EV R
																COMMENT: Missing the flood certificate.
XFQ2DQXQMGH	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) MI, FHA or MIC missing and required - EV R
COMMENT:   The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.

*** (CURED) Missing flood cert - EV R
																COMMENT: Missing the flood certificate.
IAPNCTKGUHG	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) MI, FHA or MIC missing and required - EV R
COMMENT:   The MI Cert is missing.  The factors for testing were found on the AUS located on page 1417. Although these were used for testing, the MI Cert from the provider is required.

*** (CURED) Missing flood cert - EV R
																COMMENT: The flood certification is missing from the file.
2KHJ4FUGIRX	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) MI, FHA or MIC missing and required - EV R
COMMENT:   The MI Cert is missing. A full TILA review could not be performed. The defect can be resolved by providing the MI Cert.  The factors for testing were found on the AUS and Final CD located on pages 827 and 1155. Although these were used for tesing, the final MI Cert is still required.

*** (CURED) Missing flood cert - EV R
																COMMENT: Missing the flood certificate.
OS4DOTYOD40	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) MI, FHA or MIC missing and required - EV R
COMMENT:   The MI Cert is missing.  The factors for testing were found on the AUS located on page 1054 and Final CD located on page 1124. Although these were used for testing, the MI Cert from the provider is required.

*** (CURED) Missing flood cert - EV R
																COMMENT: The loan file does not contain the Flood cert.
0TKOZXV14MI	xx			xx		1	1	1	1	1	1	1	1
B5FUUKIETVR	xx			xx		1	1	1	1	1	1	1	1
CFMLOX0Q0C1	xx			xx		1	1	1	1	1	1	1	1
NZEWU55PS1E	xx			xx		1	1	1	1	1	1	1	1
UMAK4LFA3JH	xx			xx		1	1	1	1	1	1	1	1
YZPU4ROLOSJ	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per the 1008 the borrower has an unimproved property located near subject at xx Rd which was refinanced with a 12 month IO loan. The loan file contains the VOM from the initial mortgage holder showing the payment was $10,000 monthly; however, loan was qualified with a payment of approx $3,000. Validation of the $3,000 payment was not in the loan file. DTI using the $10,000 monthly is over 56%.
NWEBSMIFSHB	xx	xx	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure.  The Revised CD issued on 2/xx/2024 is above the allowable tolerance (0.125%/0.25% (if ARM)). The revised CD issued on 2/xx/2024 had an APR of 7.230 which is an increase from the previous CD issued on 1/xx/24 with an APR of 6.776 The APR increased by .454 which is above the allowable tolerance. The Revised CD issued on 2/xx/20244 and received on 2/xx/2024 was not received by the borrower at least three business days prior to the Consummation Date, 2/xx/2024. Without evidence of receipt, it is assumed that the disclosure dated 2/xx/2024 was mailed, and therefore not received by the consumer prior to the consummation date, 2/xx/24 If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the revised CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on 2/xx/2024 did not reset the baseline: Points. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
UOO15U3LMCY	xx			xx		1	1	1	1	1	1	1	1
1SLU35TJZGC	xx			xx		1	1	1	1	1	1	1	1
GSXWZ0QIJGM	xx	xx	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the LE issued 1/xx/24 was not accepted because a valid reason was not provided. The COC in the file does not list the reason for the change. A cost to cure in the amount of $495.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
PB144QZOLEO	xx			xx		1	1	1	1	1	1	1	1
TKRVZTNKRGW	xx	xx	3	1	1	1	3	1	1	1	*** (CURED) TRID - 10% tolerance violation - EV R
																COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the recording fee on the CD issued 1/xx/24 was not accepted because a valid reason was not provided. The change resulted in the 10% threshold to go above allowable tolerance. A cost to cure in the amount of $23.20 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
WRUW4BSUZDM	xx			xx		1	1	1	1	1	1	1	1
KXVVJZZTZHB	xx	xx	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Borrower Identification. Also, per the Patriot Act From in the file (Pg 897) the Borrower’s Driver’s License was set to expire 10/xx/2023, prior to the subject closing date 12/xx/2023.
0HDPWDVQJSA	xx			xx		1	1	1	1	1	1	1	1
1KDMTXCBAAU	xx			xx		1	1	1	1	1	1	1	1
RUYLDHNGVGM	xx			xx		1	1	1	1	1	1	1	1
0KD3VRRFTNF	xx	xx	3	1	1	3	1	1	1	1	*** (CURED) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV R
																COMMENT: The post close AVM by Clear Capital did not meet the 90% confidence score required by FITCH. The confidence score is 87%.
HLM3IWPB20J	xx			xx		1	1	1	1	1	1	1	1
2DOV4AE5CW0	xx			xx		3	1	3	1	1	1	1	1			*** (CURED) 1003 Application [information not provide] - EV R COMMENT: The initial 1003 is missing from the loan file. The defect can be resolved by providing the missing document.
53UA4SOCN0L	xx			xx		1	1	1	1	1	1	1	1
HYJDEGEYTWS	xx	xx	3	2	1	3	3	1	1	2	*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 12/xx/23 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $86.48 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) Appraised value not supported. Form Type and CU Score - EV 3
COMMENT:   Missing third party valuation product to support the appraised value within 10% tolerance.

*** (CURED) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV 3
COMMENT:   The post close AVM confident score of 83% did not meet the required 90% by FITCH.

*** (CURED) Post-closing AVM does not support value at origination - EV 3
																COMMENT: The post close AVM value xx did not support the value. The variance is 32.370%.
5JKM31MSAGJ	xx			xx		1	1	1	1	1	1	1	1
IYLESGMLBB0	xx	xx	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The loan file is missing the required Third-party Residential Appraisal Field Review Report to supports the appraisal value within 10%. The UCDP score is 5 p.475

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: The borrowers’ primary home is located at xx, GA. The 1008 p.100 shows the breakdown of the monthly payment for the primary as mortgage payment of $3,349.31 with HOA fee of $313. The primary mortgage statement p.1171 shows escrowed. The loan file is missing documentation to verify the $313 HOA fee.
FO41C0OSRLB	xx	xx	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/xx/2024 was not accepted because a valid reason was not provided: Appraisal Fee. A cost to cure in the amount of $65.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
RDJQACSRPSF	xx			xx		3	1	3	1	1	1	1	1			*** (CURED) Income documentation is incomplete - EV R COMMENT: The loan was qualified with $5,303.21 in Co-Borrower income. The file did not contain income documentation for the Co-Borrower.